Document and Entity Information	Oct. 14, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002012383
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	BLACKROCK, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42297
Entity Tax Identification Number	99-1116001
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
Deferrable Notes [Member]
Entity Information [Line Items]
Security 12b Title	3.750% Notes due 2035
Trading Symbol	BLK 35
Security Exchange Name	NYSE